Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advances paid to suppliers	[1]	$ 3,482,320	$ 3,470,557
Deposit		206,016	137,142
Advances to non-directors/office employees	[2]	70,952	67,687
VAT receivable		557,954	426,390
Export Tax Receivable, Current		381,432	151,024
Other		459,952	288,642
Total prepaid expenses and other current assets, cost		5,158,626	4,541,442
Allowance for credit loss		(52,073)	(83,659)
Total prepaid expenses and other current assets		$ 5,106,553	$ 4,457,783

[1]	The balance represented advances that the Company’s subsidiaries have paid to the suppliers.
[2]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.